Quarterly Holdings Report
for

Fidelity Freedom® 2040 Fund

December 31, 2019

F40-QTLY-0220
1.811349.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.57% 2/13/20 to 2/27/20 (a)
(Cost $20,900,190)	20,950,000	20,902,418
	Shares	Value

Domestic Equity Funds - 52.7%
Fidelity Series All-Sector Equity Fund (b)	47,545,019	$493,041,850
Fidelity Series Blue Chip Growth Fund (b)	57,102,934	858,257,097
Fidelity Series Commodity Strategy Fund (b)	179,303,900	853,486,565
Fidelity Series Growth Company Fund (b)	97,714,073	1,734,424,795
Fidelity Series Intrinsic Opportunities Fund (b)	122,577,946	2,120,598,464
Fidelity Series Large Cap Stock Fund (b)	117,496,089	1,861,138,056
Fidelity Series Large Cap Value Index Fund (b)	40,082,241	528,684,761
Fidelity Series Opportunistic Insights Fund (b)	52,713,421	954,112,911
Fidelity Series Small Cap Discovery Fund (b)	21,059,044	245,127,277
Fidelity Series Small Cap Opportunities Fund (b)	55,221,490	773,100,863
Fidelity Series Stock Selector Large Cap Value Fund (b)	113,128,830	1,438,998,714
Fidelity Series Value Discovery Fund (b)	75,148,269	1,021,264,980
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,991,875,906)		12,882,236,333

International Equity Funds - 39.9%
Fidelity Series Canada Fund (b)	25,471,985	287,578,708
Fidelity Series Emerging Markets Fund (b)	31,822,146	310,584,140
Fidelity Series Emerging Markets Opportunities Fund (b)	135,530,974	2,796,003,987
Fidelity Series International Growth Fund (b)	136,164,436	2,385,600,912
Fidelity Series International Small Cap Fund (b)	30,299,928	524,491,760
Fidelity Series International Value Fund (b)	230,398,141	2,280,941,592
Fidelity Series Overseas Fund (b)	107,883,912	1,162,988,573
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,090,228,453)		9,748,189,672

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (b)	15,785,247	151,538,374
Fidelity Series Floating Rate High Income Fund (b)	2,992,163	27,827,119
Fidelity Series High Income Fund (b)	18,081,592	173,402,471
Fidelity Series Inflation-Protected Bond Index Fund (b)	48,670,156	489,135,068
Fidelity Series International Credit Fund (b)	1,077,890	10,865,136
Fidelity Series Long-Term Treasury Bond Index Fund (b)	70,051,567	617,154,307
Fidelity Series Real Estate Income Fund (b)	9,688,419	107,832,104
TOTAL BOND FUNDS
(Cost $1,568,690,032)		1,577,754,579

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 1.58% (c)	14,886,584	14,889,561
Fidelity Series Government Money Market Fund 1.65% (b)(d)	162,220,231	162,220,231
Fidelity Series Short-Term Credit Fund (b)	3,981,498	40,133,499
TOTAL SHORT-TERM FUNDS
(Cost $216,709,366)		217,243,291
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $19,888,403,947)		24,446,326,293
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,338,586)
NET ASSETS - 100%		$24,432,987,707

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	142	March 2020	$22,940,810	$426,799	$426,799
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	272	March 2020	27,696,400	(260,059)	(260,059)
TOTAL FUTURES CONTRACTS					$166,740

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,457,907.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	433,156
Total	$433156

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$558,080,270	$50,857,528	$154,759,835	$35,902,804	$(20,722,508)	$59,586,395	$493,041,850
Fidelity Series Blue Chip Growth Fund	991,489,200	123,198,110	280,566,203	97,377,132	14,978,124	9,157,866	858,257,097
Fidelity Series Canada Fund	213,797,940	63,955,702	12,228,785	6,069,672	131,751	21,922,100	287,578,708
Fidelity Series Commodity Strategy Fund	558,323,357	350,955,850	57,550,265	12,505,626	(11,753,675)	13,511,298	853,486,565
Fidelity Series Emerging Markets Debt Fund	142,580,650	18,054,289	9,309,867	6,246,189	(393,555)	606,857	151,538,374
Fidelity Series Emerging Markets Fund	219,264,240	99,801,695	11,355,151	6,804,836	26,743	2,846,613	310,584,140
Fidelity Series Emerging Markets Opportunities Fund	2,050,312,796	580,357,129	101,860,276	67,157,991	(3,927,673)	271,122,011	2,796,003,987
Fidelity Series Floating Rate High Income Fund	27,844,283	2,283,455	2,390,983	1,234,217	(39,304)	129,668	27,827,119
Fidelity Series Government Money Market Fund 1.65%	161,417,474	315,929,100	315,126,343	3,119,987	--	--	162,220,231
Fidelity Series Growth Company Fund	1,996,496,748	231,716,624	592,125,580	179,715,723	84,289,373	14,047,630	1,734,424,795
Fidelity Series High Income Fund	238,590,013	13,510,968	82,392,942	8,503,765	(2,437,802)	6,132,234	173,402,471
Fidelity Series Inflation-Protected Bond Index Fund	65,297,368	433,438,453	9,334,738	5,705,582	(1,593)	(264,422)	489,135,068
Fidelity Series International Credit Fund	10,035,669	638,984	--	638,984	--	127,259	10,865,136
Fidelity Series International Growth Fund	2,096,368,378	149,807,955	176,368,823	84,947,787	1,263,578	314,529,824	2,385,600,912
Fidelity Series International Small Cap Fund	484,368,989	46,853,867	59,415,154	21,158,242	(3,287,972)	55,972,030	524,491,760
Fidelity Series International Value Fund	1,960,768,572	321,141,903	137,599,256	90,188,664	(3,052,975)	139,683,348	2,280,941,592
Fidelity Series Intrinsic Opportunities Fund	2,243,098,529	196,867,162	424,415,134	111,499,130	(22,458,748)	127,506,655	2,120,598,464
Fidelity Series Investment Grade Bond Fund	137,434,757	57,131,506	201,922,953	2,537,893	8,745,810	(1,389,120)	--
Fidelity Series Large Cap Stock Fund	2,005,791,811	191,058,449	487,435,736	133,311,686	1,506,924	150,216,608	1,861,138,056
Fidelity Series Large Cap Value Index Fund	566,054,815	48,598,022	120,584,984	31,888,559	8,396,253	26,220,655	528,684,761
Fidelity Series Long-Term Treasury Bond Index Fund	802,726,823	170,737,880	362,791,449	56,250,620	23,575,899	(17,094,846)	617,154,307
Fidelity Series Opportunistic Insights Fund	1,032,896,974	107,619,294	227,167,196	79,106,400	20,973,851	19,789,988	954,112,911
Fidelity Series Overseas Fund	--	1,086,412,144	--	4,137,773	--	76,576,429	1,162,988,573
Fidelity Series Real Estate Income Fund	103,544,954	9,730,770	7,527,907	6,429,663	9,221	2,075,066	107,832,104
Fidelity Series Short-Term Credit Fund	44,562,312	25,409,558	30,386,456	976,013	111,735	436,350	40,133,499
Fidelity Series Small Cap Discovery Fund	260,466,275	27,412,400	54,616,216	16,447,375	1,337,192	10,527,626	245,127,277
Fidelity Series Small Cap Opportunities Fund	818,974,463	76,417,084	153,937,081	52,505,149	(4,172,384)	35,818,781	773,100,863
Fidelity Series Stock Selector Large Cap Value Fund	1,535,896,694	112,416,472	324,570,154	69,356,473	(3,263,236)	118,518,938	1,438,998,714
Fidelity Series Value Discovery Fund	1,075,865,209	70,923,389	214,651,054	39,395,592	3,060,794	86,066,642	1,021,264,980
Total	$22,402,349,563	$4,983,235,742	$4,612,390,521	$1,231,119,527	$92,895,823	$1,544,380,483	$24,410,534,314

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.